Consolidated statement of financial position - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 5,736,000,000	€ 5,504,000,000
Other intangible assets	802,000,000	1,086,000,000
Property, plant and equipment	1,362,000,000	1,951,000,000
Right-of-use assets	758,000,000	906,000,000
Investments in associated companies and joint ventures	124,000,000	88,000,000
Non-current interest-bearing financial investments	457,000,000	715,000,000
Other non-current financial assets	1,182,000,000	1,100,000,000
Defined benefit pension assets	6,932,000,000	6,258,000,000
Deferred tax assets	3,599,000,000	3,873,000,000
Other non-current receivables	210,000,000	213,000,000
Total non-current assets	21,162,000,000	21,694,000,000
Current assets
Inventories	2,163,000,000	2,719,000,000
Trade receivables	5,248,000,000	4,921,000,000
Contract assets	694,000,000	1,136,000,000
Current income tax assets	202,000,000	307,000,000
Other current receivables	767,000,000	764,000,000
Current interest-bearing financial investments	1,661,000,000	1,565,000,000
Other current financial and firm commitment assets	629,000,000	441,000,000
Cash and cash equivalents	6,623,000,000	6,234,000,000
Total current assets	17,987,000,000	18,087,000,000
Assets held for sale	0	79,000,000
Total assets	39,149,000,000	39,860,000,000
Equity
Share capital	245,896,461.96	245,896,461.96
Share premium	734,000,000	628,000,000
Treasury shares	(431,000,000)	(352,000,000)
Translation differences	263,000,000	(249,000,000)
Fair value and other reserves	3,963,000,000	3,605,000,000
Reserve for invested unrestricted equity	13,926,000,000	15,255,000,000
Retained earnings	1,956,000,000	1,404,000,000
Total shareholders’ equity	20,657,000,000	20,537,000,000
Non-controlling interests	90,000,000	91,000,000
Total equity	20,747,000,000	20,628,000,000
Non-current liabilities
Long-term interest-bearing liabilities	2,918,000,000	3,637,000,000
Long-term lease liabilities	664,000,000	799,000,000
Defined benefit pension and post-employment liabilities	2,083,000,000	2,299,000,000
Deferred tax liabilities	562,000,000	725,000,000
Contract liabilities	185,000,000	210,000,000
Other non-current liabilities	117,000,000	111,000,000
Provisions	479,000,000	518,000,000
Total non-current liabilities	7,008,000,000	8,299,000,000
Current liabilities
Short-term interest-bearing liabilities	969,000,000	554,000,000
Short-term lease liabilities	199,000,000	198,000,000
Other financial and firm commitment liabilities	1,668,000,000	830,000,000
Contract liabilities	1,506,000,000	2,157,000,000
Current income tax liabilities	207,000,000	203,000,000
Trade payables	3,213,000,000	3,423,000,000
Other current liabilities	2,883,000,000	2,824,000,000
Provisions	749,000,000	744,000,000
Total current liabilities	11,394,000,000	10,933,000,000
Total liabilities	18,402,000,000	19,232,000,000
Total shareholders’ equity and liabilities	€ 39,149,000,000	€ 39,860,000,000